CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - Parenthetical - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Statement of Comprehensive Income [Abstract]
Tax expense (benefit)	$ 12	$ (3)